Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies

(17)	Commitments and Contingencies
The Company and its subsidiaries are named as defendants in various pending or threatened legal proceedings on an ongoing basis, including three putative class action proceedings, arising from the conduct of business: Sanchez v. Allianz Life Ins. Co. of North America (Superior Court of California, L.A. County, BC594715), Berthiaume et al. v. Allianz Life Ins. Co. of North America et al (Minnesota District Court, Henn. County), and Thompson v. Allianz Life Ins. Co. of North America (United Stated District Court, District of Minnesota, Case No. 0:17-cv00096). None of these putative class actions has been certified. The Company generally intends to vigorously contest the lawsuits, but may pursue settlement negotiations in some cases, if appropriate. The outcome of the cases is uncertain at this time, and there can be no assurance that such litigation, or any future litigation, will not have a material adverse effect on the Company and/or its subsidiaries. The Company recognizes legal costs as incurred.
The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.
The financial services industry, including mutual funds, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.
Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority, and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance and securities law. The Company is subject to ongoing market conduct examinations and investigations by regulators, which may have a material adverse effect on the Company.
It can be expected that annuity and life product designs and sales practices will be an ongoing source of regulatory scrutiny and enforcement actions, litigation, and rulemaking. Private litigation regarding sales practices is ongoing against a number of insurance companies.
These matters could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.
When evaluating litigation, claims, and assessments, management considers the nature of the litigation, progress of the case, opinions and views of legal counsel, as well as prior experience in similar cases. Management uses this information to assess whether a loss is probable and if the amount of loss can be reasonably estimated prior to making any accruals.
The Company has the following investments that require a commitment of capital for the years ended December 31, 2017 and 2016:

	2017	2016
Limited partnerships (1)	$320,123	187,484
Private placements	383,675	448,351
Mortgage loans	458,573	414,360
Total	$1,162,371	1,050,195

(1) Included within this caption are limited partnership investments managed by affiliates of the Company. See note 19 for additional details regarding these investments.
In addition to the amounts above, the Company has LIH investments that require a commitment of capital. The Company has open capital commitments of $132,954 and $153,887 at December 31, 2017 and 2016, respectively. The Company has recorded an unfunded commitment liability of $123,110 and $144,180, as of December 31, 2017 and 2016, respectively, within Other liabilities on the Consolidated Balance Sheets. The liability represents the discounted present value of the expected payments.
The Company leases office space and certain furniture and equipment pursuant to operating leases with some leases containing renewal options and escalation clauses. The expense for all operating leases was $4,083, $3,729, and $3,155 in 2017, 2016, and 2015, respectively. The future minimum lease payments required under operating leases are as follows:

2018	$2,027
2019	1,737
2020	1,310
2021	777
2022	479
2023 and beyond	448
Total	$6,778
The Company has a service agreement (the agreement) with certain unrelated broker-dealers for a marketing support program related to the distribution of select variable insurance products. Under the agreement, the Company pays a base service fee of 0.10% on the amount of variable insurance products under management at the commencement of the agreement. An additional service fee of 0.15% is calculated on the total variable insurance products under management held in excess of this base amount. The fee is calculated on a monthly basis and is paid quarterly. Either party may terminate the agreement with a 90-day notice. Upon termination, the service fee continues to be paid from the date of termination for a period of ten years provided that the broker-dealer is not in material breach of the contract. The Company has calculated this termination commitment at December 31, 2017, to be $5,965 annually with a total commitment of $59,654. The calculation was based on the total variable insurance products under management as of December 31, 2017, due to the variability in estimating future assets under management (such as sales, lapse rate, and fund performance). Total expense under the agreement amounted to $5,736, $6,641, and $6,677 in 2017, 2016, and 2015, respectively.